Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Net Income Per Share

The following table sets forth the computation of basic and diluted net income per share for the periods indicated:

	For the Year Ended December 31,
	2020	2021	2022
	(RMB in thousands, except for share and per share data)
Basic net income per share calculation:
Numerator:
Net income attributable to ordinary shareholders	594,980	2,333,923	819,752
Denominator:
Weighted average number of ordinary shares outstanding—basic	364,733,164	368,460,867	348,048,245
Net income per share attributable to ordinary shareholders—basic	1.63	6.33	2.36
Diluted net income per share calculation:
Numerator:
Net income attributable to ordinary shareholders	594,980	2,333,923	819,752
Interest expense associated with convertible notes reversed	47,781	44,865	46,903
Net income attributable to ordinary shareholders for calculating diluted net income per share	642,761	2,378,788	866,655
Denominator:
Weighted average number of ordinary shares outstanding—basic	364,733,164	368,460,867	348,048,245
Ordinary shares issuable upon the exercise of outstanding stock options using the treasury stock method	3,255,913	3,381,510	1,792,478
Ordinary shares issuable upon the vesting of outstanding restricted share units using the treasury stock method	383,590	293,196	58,955
Ordinary shares issuable upon the conversion of convertible notes using the if—converted method	42,857,143	42,857,143	42,857,143
Weighted average number of ordinary shares outstanding—diluted	411,229,810	414,992,716	392,756,821
Net income per share attributable to ordinary shareholders—diluted	1.56	5.73	2.21